[DECHERT LLP LETTERHEAD]

February 14, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                            THE HARTFORD SERIES FUND, INC., FILE NOS. 333-45431, 811-08629

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Series Fund, Inc. (the “Company”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 68 to the Company’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment contains the prospectuses and statement of additional information relating to American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Small Capitalization Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund, each a new series of the Company established by the Directors of the Company at a meeting held on February 6, 2008 (the “Funds”).

The Amendment contains two prospectuses (one applicable to Class IA Shares and one applicable to Class IB Shares) and one statement of additional information (applicable to Class IA and Class IB Shares) for the Funds.

Pursuant to Rule 485(a)(2), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2008.  No fees are required in connection with this filing.  Please contact me at (212) 641-5691 or John V. O’Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Very truly yours,

/s/ Kevin M. Bopp
Kevin M. Bopp

cc:  John V. O’Hanlon, Esq.